Gain on Extinguishment of Liability	12 Months Ended
Dec. 31, 2018
Gain On Extinguishment Of Liability
Gain on Extinguishment of Liability

During the year NXT determined that liabilities it had recorded before 2005 were no longer payable. As a result a gain of $185,661 has been recognized on the extinguishment of the liability. No cash was paid.